UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.):      [   ] is a restatement.
                                          [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Corsair Capital Management, L.L.C.
Address:          350 Madison Avenue, 9th Floor
                  New York, New York 10017


Form 13F File Number: 028-10823

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jay Petschek
Title:            Managing Member
Phone:            (212) 389-8240

Signature, Place, and Date of Signing:

         /s/ Jay Petschek       New York, New York         May 29, 2009
        ------------------      ------------------         ------------
             [Signature]           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $588 (thousands)


List of Other Included Managers:

   None.

                           FORM 13F INFORMATION TABLE

                                    3/31/2009
                                 Amendment No.1

NAME OF ISSUER   TITLE OF  CUSIP        VALUE     SHARES/  PUT/    INVSTMNT      VOTING AUTHORITY
                 CLASS                  (x$1000)  PRN AMT  CALL     DSCRETN   SOLE     SHARED      NONE

JESUP & LAMONT   COM       477046106    588       997,427             SOLE    997,427
